SCHEDULE OF CARRYING VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)		12 Months Ended
	Feb. 03, 2021	Dec. 31, 2021
Business Acquisition [Line Items]
Total purchase price		$ (60,697)
Magiclytics [Member]
Business Acquisition [Line Items]
Cash	$ 76	76
Intangibles	77,889	77,889
Related party payable	(97,761)	(97,761)
AP and accrued liabilities	(40,901)	(40,901)
Identifiable net assets acquired	(60,697)	(60,697)
Total purchase price	(60,697)
Identifiable net assets acquired	$ (60,697)	(60,697)
Total purchase price		$ (60,697)